As filed with the Securities and Exchange Commission on May 13, 2011

1933 Act Registration File No. 333-172408
1940 Act Registration File No. 811-22322

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO. 4
POST-EFFECTIVE AMENDMENT NO.

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 8

GLOBAL REAL ESTATE INVESTMENTS FUND
(Exact Name of Registrant as Specified in Charter)

5251 DTC Parkway, Suite 935
Greenwood Village, Colorado 80111

(Address of Principal Executive Offices — Number, Street, City, State, Zip Code)
Registrant’s telephone number, including area code: 1-866-622-3864

Ascent Investment Advisors, LLC
5251 DTC Parkway, Suite 935
Greenwood Village, Colorado 80111

 (Name and Address — Number, Street, City, State, Zip Code — of Agent for Service)

Copies of information to:

Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174
(212) 885-5239

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a) (1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of beneficial interest are being registered under the Securities Act of 1933 by this Registration Statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECAME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

This Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-172408 and 811-22322) consists of the following:

(1) Facing sheet of this Registration Statement; and

(2) Part C of this Registration Statement (including the signature page).

Parts A and B of this Registration Statement are unchanged from the Registration Statement filed by the Registrant on May 12, 2011, and are incorporated by reference herein. This Registration Statement is being filed to revise the signature page of the filing.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(i)	Certificate of Trust*
(a)(ii)	Agreement and Declaration of Trust*
(a)(iii)	Amended Agreement and Declaration of Trust*****
(b)	Bylaws*
(c)	Not applicable
(d)(i)	Investment Management Agreement*****
(d)(ii)	Expense Limitation Agreement***
(e)	Distribution Agreement*****
(f)	Not applicable
(g)	Custody Agreement between the Fund and U.S. Bank N.A. dated October 7, 2009***
(g)(i)	First Amendment dated August 16, 2010 to Custody Agreement between the Fund and U.S. Bank N.A. dated October 7, 2009****
(h)(i)	Fund Administration Servicing Agreement between the Fund and U.S. Bancorp Fund Services, LLC dated October 7, 2009***
(h)(i)(a)	First Amendment dated August 16, 2010 to Fund Administration Servicing Agreement between the Fund and U.S. Bancorp Fund Services, LLC dated October 7, 2009****
(h)(ii)	Fund Accounting Servicing Agreement between the Fund and U.S. Bancorp Services, LLC dated October 7, 2009***
(h)(ii)(a)	First Amendment dated August 16, 2010 to Fund Accounting Servicing Agreement between the Fund and U.S. Bancorp Fund Services, LLC dated October 7, 2009****
(h)(iii)	Transfer Agent Servicing Agreement between the Fund and U.S. Bancorp Fund Services, LLC dated October 7, 2009***
(h)(iii)(a)	First Amendment dated August 16, 2010 to Transfer Agent Servicing Agreement between the Fund and U.S. Bancorp Fund Services, LLC dated October 7, 2009****
(i)	Opinion and Consent of Blank Rome LLP*****
(j)	Consent of Independent Auditor
(k)	Not applicable
(l)	Not applicable
(m)	Not applicable
(n)	Not applicable
(o)	Not applicable
(p)	Code of Ethics of the Fund and the Adviser**
______________________
*	Incorporated by reference to the Fund’s initial registration statement on Form N-2, SEC file no. 333-160919, filed on July 30, 2009.

**	Incorporated by reference to the first pre-effective amendment to the Fund’s registration statement on Form N-2, SEC file no. 333-160919, filed on October 13, 2009.

***
Incorporated by reference to the second pre-effective amendment to the Fund’s registration statement on Form N-2, SEC file no. 333-160919, filed on October 23, 2009 to correct the version previously filed as an exhibit to the first pre-effective amendment to the Fund’s registration statement on Form N-2, SEC file no. 333-160919, filed on October 13, 2009.

****	Incorporated by reference to the first post-effective amendment to the Fund’s registration statement on Form N-2, SEC file no. 333-160919, filed on January 21, 2011.

*****	Incorporated by reference to the first pre-effective amendment to the Fund’s registration statement on Form N-1A, SEC file no. 333-172408, filed on April 19, 2011.

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

Article IV of the Fund's Agreement and Declaration of Trust provides as follows:

4.1     No Personal Liability of Shareholders, Trustees, etc.

No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the General Corporation Law of the State of Delaware. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the affairs of the Trust, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer of the Trust, as such, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.

4.2      Mandatory Indemnification.

(a) The Trust shall indemnify the Trustees and officers of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise (other than, except as authorized by the Trustees, as the plaintiff or complainant) or with which he may be or may have been threatened, while acting in any capacity set forth in this Section 4.2 by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (negligence in the case of Affiliated Indemnitees), or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the Trustees.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder.

All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification..

(d) The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

(e) Notwithstanding the foregoing, subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify Persons providing services to the Trust to the full extent provided by law provided that such indemnification has been approved by a majority of the Trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

4.3     No Duty of Investigation; Notice in Trust Instruments, etc.

No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

4.4      Reliance on Experts, etc.

Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel or upon reports made to the Trust by any of the Trust's officers or employees or by any adviser, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee.

Item 31. Business and Other Connections of Investment Adviser

Ascent Investment Advisors, LLC serves as investment adviser to the Fund (the “Adviser”). The Adviser is a Colorado  liability company formed in December of 2007. A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser, and each member or executive officer of the Adviser is or has been during the past two fiscal years engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the Statement of Additional Information contained in this Registration Statement in the section entitled “Management.”

Item 32. Principal Underwriters

(a)	Ascent Real Estate Securities, LLC is the Distributor of our shares. It does not serve as the Distributor of any other investment companies.

(b)	The directors and officers of Ascent Real Estate Securities, LLC are:

Name & Principal Business Address	Positions & Offices with Underwriter	Positions & Offices with Registrant
Randolph S. Lewis 5251 DTC Parkway, Suite 935 Greenwood Village, CO 80111	Managing Principal and Chief Compliance Officer	Secretary, Treasurer and Chief Compliance Officer

Douglas Temple 5251 DTC Parkway, Suite 935 Greenwood Village, CO 80111	Financial and Operations Principal	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Fund by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the possession and custody of the Fund’s administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Princeton, in the State of New Jersey, on the 13th of May, 2011.

GLOBAL REAL ESTATE INVESTMENTS FUND

By:	/s/ andrew j. duffy
Name: Andrew J. Duffy Title: President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Randolph S. Lewis	Secretary, Chief Compliance Officer and Treasurer (Principal Financial Officer)	May 13, 2011
Randolph S. Lewis

/s/ *	Trustee	May 13, 2011
Anthony J. Hertl

/s/ *	Trustee	May 13, 2011
Walter S. Schacht

/s/ *	Trustee	May 13, 2011
William C. Steward

/s/ *	Chairman of the Board of Trustees	May 13, 2011
James S. Vitalie

*By: /s/ Andrew J. Duffy
Andrew J. Duffy
as Attorney-In-Fact